Finance Receivables And Loans, Net (Past Due Financing Receivables And Loans) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	$ 2,414	$ 2,031
Current	109,186	97,916
Loans and Leases Receivable, Gross, Excluding Fair Value Option Election	111,600	99,947
Consumer Portfolio Segment [Member] | Consumer Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	2,414	2,022
Current	71,651	62,021
Loans and Leases Receivable, Gross, Excluding Fair Value Option Election	74,065	64,043
Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	2,209	1,797
Current	62,083	54,773
Loans and Leases Receivable, Gross, Excluding Fair Value Option Election	64,292	56,570
Consumer Portfolio Segment [Member] | Residential Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	205	225
Current	9,568	7,248
Loans and Leases Receivable, Gross, Excluding Fair Value Option Election	9,773	7,473
Consumer Portfolio Segment [Member] | Mortgage Finance [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	59	24
Current	6,354	3,480
Loans and Leases Receivable, Gross, Excluding Fair Value Option Election	6,413	3,504
Consumer Portfolio Segment [Member] | Mortgage - Legacy [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	146	201
Current	3,214	3,768
Loans and Leases Receivable, Gross, Excluding Fair Value Option Election	3,360	3,969
Commercial Portfolio Segment [Member] | Commercial Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	0	9
Current	37,535	35,895
Loans and Leases Receivable, Gross, Excluding Fair Value Option Election	37,535	35,904
Commercial Portfolio Segment [Member] | Commercial And Industrial Automobile [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	0	9
Current	31,469	30,862
Loans and Leases Receivable, Gross, Excluding Fair Value Option Election	31,469	30,871
Commercial Portfolio Segment [Member] | Commercial And Industrial Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	0	0
Current	2,640	1,882
Loans and Leases Receivable, Gross, Excluding Fair Value Option Election	2,640	1,882
Commercial Portfolio Segment [Member] | Commercial Real Estate Automobile [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	0	0
Current	3,426	3,151
Loans and Leases Receivable, Gross, Excluding Fair Value Option Election	3,426	3,151
Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	1,715	1,416
Financing Receivables, 30 to 59 Days Past Due [Member] | Consumer Portfolio Segment [Member] | Consumer Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	1,715	1,416
Financing Receivables, 30 to 59 Days Past Due [Member] | Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	1,618	1,340
Financing Receivables, 30 to 59 Days Past Due [Member] | Consumer Portfolio Segment [Member] | Residential Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	97	76
Financing Receivables, 30 to 59 Days Past Due [Member] | Consumer Portfolio Segment [Member] | Mortgage Finance [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	44	11
Financing Receivables, 30 to 59 Days Past Due [Member] | Consumer Portfolio Segment [Member] | Mortgage - Legacy [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	53	65
Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial Portfolio Segment [Member] | Commercial Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	0	0
Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial Portfolio Segment [Member] | Commercial And Industrial Automobile [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	0	0
Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial Portfolio Segment [Member] | Commercial And Industrial Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	0	0
Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial Portfolio Segment [Member] | Commercial Real Estate Automobile [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	0	0
Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	394	327
Financing Receivables, 60 to 89 Days Past Due [Member] | Consumer Portfolio Segment [Member] | Consumer Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	394	318
Financing Receivables, 60 to 89 Days Past Due [Member] | Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	369	293
Financing Receivables, 60 to 89 Days Past Due [Member] | Consumer Portfolio Segment [Member] | Residential Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	25	25
Financing Receivables, 60 to 89 Days Past Due [Member] | Consumer Portfolio Segment [Member] | Mortgage Finance [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	5	2
Financing Receivables, 60 to 89 Days Past Due [Member] | Consumer Portfolio Segment [Member] | Mortgage - Legacy [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	20	23
Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial Portfolio Segment [Member] | Commercial Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	0	9
Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial Portfolio Segment [Member] | Commercial And Industrial Automobile [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	0	9
Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial Portfolio Segment [Member] | Commercial And Industrial Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	0	0
Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial Portfolio Segment [Member] | Commercial Real Estate Automobile [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	0	0
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	305	288
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Consumer Portfolio Segment [Member] | Consumer Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	305	288
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	222	164
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Consumer Portfolio Segment [Member] | Residential Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	83	124
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Consumer Portfolio Segment [Member] | Mortgage Finance [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	10	11
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Consumer Portfolio Segment [Member] | Mortgage - Legacy [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	73	113
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial Portfolio Segment [Member] | Commercial Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	0	0
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial Portfolio Segment [Member] | Commercial And Industrial Automobile [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	0	0
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial Portfolio Segment [Member] | Commercial And Industrial Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	0	0
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial Portfolio Segment [Member] | Commercial Real Estate Automobile [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	$ 0	$ 0